FIDELITY INVESTMENTS
VARIABLE LIFE ACCOUNT I

(2 Fidelity Logo Graphics)(registered trademark)

ANNUAL REPORT
DECEMBER 31, 1998

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE LIFE OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE LIFE INSURANCE POLICIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.


STATEMENT OF ASSETS AND LIABILITIES

FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



                                DECEMBER 31, 1998

ASSETS

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -      $ 288,526
288,526 shares (cost
$288,526)

  High Income Portfolio -        192,401
16,687 shares (cost $213,177)

  Equity-Income Portfolio -      1,822,247
71,686 shares (cost
$1,552,137)

  Growth Portfolio - 52,742      2,366,514
shares (cost $1,875,118)

  Overseas Portfolio - 19,513    391,234
shares (cost $407,273)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond          242,093
Portfolio - 18,680 shares
(cost $222,765)

  Asset Manager Portfolio -      158,437
8,725 shares (cost $130,203)



   Total Assets                 $ 5,461,452



NET ASSETS COMPRISED OF:

 Variable Life Contracts        $ 5,452,263

 Retained in Variable Account    9,189
by Fidelity Investments Life
Insurance Company



NET ASSETS                      $ 5,461,452


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                SUBACCOUNTS INVESTING IN:

                                     VIP -   MONEY MARKET                    VIP -   HIGH INCOME



                                12/31/98                    12/31/97      12/31/98                 12/31/97

INCOME:

 Dividends                      $ 18,404                    $ 20,122      $ 17,704                 $ 18,091

EXPENSES:

 Mortality risk, expense risk     2,933                       3,229         1,945                    2,257
   and administrative charges

Net investment income (loss)     15,471                      16,893        15,759                   15,834

Realized gain (loss) on sale     0                           0             (232)                    26,919
 of fund shares

Realized gain distributions      0                           0             11,250                   2,236

Unrealized appreciation           0                           0             (36,133)                 (5,861)
(depreciation)

Net increase in net assets        15,471                      16,893        (9,356)                  39,128
from operations

Transfers between                 39,732                      (219,223)     (32,776)                 52,719
subaccounts, net

Transfers for contract            (1,356)                     (2,785)       (15,937)                 (84,506)
terminations

Transfers for cost   of           (3,623)                     (3,625)       (1,379)                  (1,731)
insurance

Other transfers to   Fidelity      (14,990)                    (293)         1,578                    (5,333)
Investments Life   Insurance
Co., net

Net increase (decrease)   in       19,763                      (225,926)     (48,514)                 (38,851)
net assets from   contract
transactions

Retained in (returned from)        (529)                       (2,128)       (491)                    (1,021)
Variable Life   Account I,
net

Total increase (decrease)  in     34,705                      (211,161)     (58,361)                 (744)
net assets

Net assets at beginning   of      253,821                     464,982       250,762                  251,506
year

Net assets at end of year       $ 288,526                   $ 253,821     $ 192,401                $ 250,762





                                   VIP -   EQUITY-INCOME                   VIP -   GROWTH



                                12/31/98                   12/31/97     12/31/98            12/31/97

INCOME:

 Dividends                      $ 26,132                   $ 23,082     $ 8,637             $ 10,089

EXPENSES:

 Mortality risk, expense risk     15,575                     13,488       14,757              13,230
   and administrative charges

Net investment income (loss)     10,557                     9,594        (6,120)             (3,141)

Realized gain (loss) on sale     155,409                    151,510      232,706             204,992
 of fund shares

Realized gain distributions      92,999                     116,052      225,912             45,162

Unrealized appreciation           (72,355)                   89,946       140,966             62,028
(depreciation)

Net increase in net assets        186,610                    367,102      593,464             309,041
from operations

Transfers between                 (192,690)                  172,052      168,543             (20,662)
subaccounts, net

Transfers for contract            (27,457)                   (45,696)     (10,686)            (51,997)
terminations

Transfers for cost   of           (10,081)                   (10,048)     (8,677)             (10,282)
insurance

Other transfers to   Fidelity      7,499                      (9,028)      (3,409)             (4,260)
Investments Life   Insurance
Co., net

Net increase (decrease)   in       (222,729)                  107,280      145,771             (87,201)
net assets from   contract
transactions

Retained in (returned from)        (2,779)                    (89)         (1,729)             (466)
Variable Life   Account I,
net

Total increase (decrease)  in     (38,898)                   474,293      737,506             221,374
net assets

Net assets at beginning   of      1,861,145                  1,386,852    1,629,008           1,407,634
year

Net assets at end of year       $ 1,822,247                $ 1,861,145  $ 2,366,514         $ 1,629,008



FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY





                                    VIP -   OVERSEAS                  VIP II -   INVESTMENT
                                                                    GRADE BOND



                                12/31/98               12/31/97     12/31/98                   12/31/97

INCOME:

 Dividends                      $ 6,535                $ 6,861      $ 10,825                   $ 13,807

EXPENSES:

 Mortality risk, expense risk     4,644                  3,623        2,001                      1,951
   and administrative charges

Net investment income (loss)     1,891                  3,238        8,824                      11,856

Realized gain (loss) on sale      (31,690)               33,483       423                        596
 of fund shares

Realized gain distributions      19,259                 27,238       1,284                      0

Unrealized appreciation           (21,186)               (26,453)     7,536                      5,673
(depreciation)

Net increase in net assets        (31,726)               37,506       18,067                     18,125
from operations

Transfers between                 24,230                 12,114       (4,212)                    0
subaccounts, net

Transfers for contract            (4)                    (31,009)     0                          (16,783)
terminations

Transfers for cost   of           (3,434)                (3,341)      (2,068)                    (2,200)
insurance

Other transfers to   Fidelity      4,748                  (16,173)     (140)                      (137)
Investments Life   Insurance
Co., net

Net increase (decrease)   in       25,540                 (38,409)     (6,420)                    (19,120)
net assets from   contract
transactions

Retained in (returned from)        (692)                  (1,247)      (342)                      (56)
Variable Life   Account I,
net

Total increase (decrease)  in     (6,878)                (2,150)      11,305                     (1,051)
net assets

Net assets at beginning   of      398,112                400,262      230,788                    231,839
year

Net assets at end of year       $ 391,234              $ 398,112    $ 242,093                  $ 230,788





                                   VIP II -   ASSET MANAGER                     TOTAL




                                12/31/98                      12/31/97     12/31/98      12/31/97

INCOME:

 Dividends                      $ 5,222                       $ 5,278      $ 93,459      $ 97,330

EXPENSES:

 Mortality risk, expense risk     1,294                         1,290        43,149        39,068
   and administrative charges

Net investment income (loss)     3,928                         3,988        50,310        58,262

Realized gain (loss) on sale      5,949                         2,812        362,565       420,312
 of fund shares

Realized gain distributions      15,668                        13,240       366,372       203,928

Unrealized appreciation           (4,249)                       7,854        14,579        133,187
(depreciation)

Net increase in net assets        21,296                        27,894       793,826       815,689
from operations

Transfers between                 (2,827)                       3,000        0             0
subaccounts, net

Transfers for contract            (24,075)                      (9,943)      (79,515)      (242,719)
terminations

Transfers for cost   of           (1,191)                       (1,279)      (30,453)      (32,506)
insurance

Other transfers to   Fidelity      (238)                         (1,800)      (4,952)       (37,024)
Investments Life   Insurance
Co., net

Net increase (decrease)   in       (28,331)                      (10,022)     (114,920)     (312,249)
net assets from   contract
transactions

Retained in (returned from)        (111)                         (1,312)      (6,673)       (6,319)
Variable Life   Account I,
net

Total increase (decrease)  in     (7,146)                       16,560       672,233       497,121
net assets

Net assets at beginning   of      165,583                       149,023      4,789,219     4,292,098
year

Net assets at end of year       $ 158,437                     $ 165,583    $ 5,461,452   $ 4,789,219


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principals.

INVESTMENT VALUATION

Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

FILI deducts a daily charge from the net assets of the Account
(equivalent to an effective annual rate of .85%) for administrative expenses and for the assumption of mortality risk and expense risk. In addition, the cost of providing insurance protection is deducted monthly.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                PURCHASES    SALES

VIP - Money Market              $ 1,098,827  $ 1,064,122

VIP - High Income                102,605      124,601

VIP - Equity-Income              419,962      541,914

VIP - Growth                     1,198,621    834,787

VIP - Overseas                   750,507      704,509

VIP II - Investment Grade Bond   12,258       8,912

VIP II - Asset Manager           21,287       30,133

REPORT OF INDEPENDENT ACCOUNTANTS
To the Policyholders of Fidelity Investments Variable Life Account 1:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fidelity Investments Variable Life Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, and VIP II - Asset Manager) of Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999


(fidelity logo graphic)FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (registered trademark)

Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109